Long term debt: (Details Textual) $ in Thousands, $ in Thousands		1 Months Ended		12 Months Ended
	Jun. 02, 2017	Jun. 24, 2015 MXN ($)	Mar. 22, 2013 MXN ($)	Dec. 31, 2017 MXN ($)		Dec. 31, 2016	[1]	Dec. 31, 2017 USD ($)	Jun. 24, 2015 USD ($)	Mar. 22, 2013 USD ($)
Borrowings, maturity				2022
Senior secured notes due on March 22, 2035 [Member]
Notional amount			$ 4,471,000	$ 7,489,465				$ 400,000	$ 50,000	$ 350,000
Borrowings, interest rate			5.75%							5.75%
Borrowings, maturity		March 22, 2035	March 22, 2035
Debt Instrument, Quoted Yield			2.39%
Spread Credit			336							336
Aerostar Airport Holdings, LLC [Member]
Proportion of ownership interest in subsidiary	60.00%			60.00%	[1]	60.00%
Aerostar Airport Holdings, LLC [Member] | Senior secured notes due on March 22, 2035 [Member]
Notional amount		$ 737,000
Borrowings, interest rate		6.75%							6.75%

[1]	These subsidiaries sub-consolidate at the Cancún Airport.